Short-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Oct. 15, 2021	Oct. 14, 2021	Dec. 31, 2020
Debt
Short-term debt from unrelated parties	€ 1,178,353			€ 62,950
Short-term debt from related parties	77,500			16,320
Short-term debt	1,255,853			79,270
Borrowings offset under cash management system	116,538			998,044
Cash and cash equivalents before offset	1,598,193			2,079,583
Short-term debt from unrelated parties before offset	1,294,891			1,060,994
Commercial paper program
Debt
Short-term debt from unrelated parties	715,153			19,995
Commercial paper borrowing limit		€ 1,500,000	€ 1,000,000
Outstanding amount	715,000			20,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	€ 463,091			€ 42,442
Average interest rate (as a percent)	0.22%			4.05%
Other
Debt
Short-term debt from unrelated parties	€ 109			€ 513
Other debt relating to fixed payments for acquisitions
Debt
Short-term debt from unrelated parties	109			513
Borrowings excluding Amended 2012 Credit Agreement and Syndicated Credit Facility
Debt
Remaining borrowing capacity	477,483			€ 855,724
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party	€ 600,000